The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Separate Account A

Series L - 4 Year

(offered between November 22, 2004 and October 7, 2011)

Updating Summary Prospectus
April 29, 2022
A flexible premium deferred variable annuity contract

The prospectus for the Series L-4 Year Variable Annuity Contract (the “Contract” or “contract”), a flexible premium deferred variable annuity contract issued by Brighthouse Life Insurance Company (“BLIC”, the “Company”, or “we” or “us”), is available and contains more information about the Contract including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF157. You can also obtain this information at no cost by calling (888) 243-1932 or by sending an email request to rcg@brighthousefinancial.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Special Terms
Account Value. The sum of your interests in the Investment Portfolios and the Fixed Account, including the Enhanced Dollar Cost Averaging account.
Accumulation Phase. The period in which earnings accumulate on a tax-deferred basis.
Contract Year. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.
Fixed Account. The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts.
Investment Portfolios. The means of investing offered to Owners in various underlying fund portfolios. May also be referred to as “Portfolio Company.”
Purchase Payment. A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments.
Separate Account. We have established Brighthouse Separate Account A to hold the assets that underlie the Contracts.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
Changes Affecting the Investment Portfolios
Portfolio Name Changes. Certain Investment Portfolios were subject to a name change. The chart below identifies the former name and new name of the Investment Portfolio.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
AQR Global Risk Balanced Portfolio PanAgora Global Diversified Risk Portfolio II	PanAgora Global Diversified Risk Portfolio II PanAgora Global Diversified Risk Portfolio

Brighthouse Funds Trust I	Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Brighthouse/abrdn Emerging Markets Equity Portfolio

Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio

Brighthouse Funds Trust I	Brighthouse Funds Trust I
Wells Capital Management Mid Cap Value Portfolio	Allspring Mid Cap Value Portfolio
Portfolio Merger. A certain Investment Portfolio was merged with and into another Investment Portfolio.
•	Prior to the opening of business on May 2, 2022, the PanAgora Global Diversified Risk Portfolio of Brighthouse Funds Trust I merged with and into the PanAgora Global Diversified Risk Portfolio II (formerly AQR Global Risk Balanced Portfolio) of Brighthouse Funds Trust I. Additionally, the PanAgora Global Diversified Risk Portfolio II was renamed the PanAgora Global Diversified Risk Portfolio.

Important Information You Should Consider About the Contract
	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals	If you withdraw money during the first 4 full Contract Years following a premium payment, you may be assessed a withdrawal charge of up to 7% of the premium withdrawn, declining to 0% over that time period.
	For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.			Fee Table and Examples Expenses – Withdrawal Charge
Transaction Charges	In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Investment Portfolios and the Fixed Account.
	Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.			Fee Table and Examples Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table and Examples Expenses – Product Charges Appendix A: Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.62%	1.62%
	Investment options (Portfolio Company fees and expenses)[2]	0.52%	1.25%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.50% [4]
1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
[2] As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
[3] As a percentage of average Account Value in the Separate Account. This charge is the current charge for the least expensive optional benefit.
[4] As a percentage of the Total Guaranteed Withdrawal Amount, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost $1,940	Highest Annual Cost $6,361
	Assumes:	Assumes:
	• Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio Company fees and expenses • No optional benefits • No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Portfolio Company fees and expenses • No additional Purchase Payments, transfers, or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 4 years of the Contract.
Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
	The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options	• An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).
• Each investment option, including the Fixed Account, has its own unique risks.
	• You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.	Principal Risks
Insurance Company Risks	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-1968.	Principal Risks
Restrictions
Investments	• Currently, we allow unlimited transfers without charge among investment options during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
• We reserve the right to limit transfers in circumstances of frequent or large transfers.
	• We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.	Investment Options
Optional Benefits	• Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
• Certain optional benefits could limit subsequent Purchase Payments.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
• We may stop offering an optional benefit at any time for new sales.
Purchase – Investment Allocation Restrictions for Certain Riders Living Benefits Appendix B: Investment Portfolios Available Under the Benefits Offered Under the Contract

	Taxes	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
	• You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1⁄2.	Federal Income Tax Status
Conflicts of Interest
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	Other Information – Distributor
Exchanges	If you already own an insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.	Replacement of Contracts and Other Exchanges

APPENDIX A
Investment Portfolios Available Under the Contract
The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF157. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Portfolios. See Appendix B: Investment Portfolios Available Under the Benefits Offered Under the Contract.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	9.28%	7.67%	7.07%
Seeks long-term capital appreciation.	Allspring Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	0.96%	28.95%	11.51%	12.15%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.97%	12.14%	11.61%	10.22%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	1.01%	15.91%	13.89%	12.35%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.90%	21.62%	25.06%	19.34%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	9.64%	9.44%	8.33%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	9.79%	7.76%	6.81%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.89%	5.18%	6.33%	6.94%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.97%	18.13%	14.64%	12.88%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.89%	7.54%	10.39%	9.22%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.06%	31.77%	9.82%	12.17%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	1.15%	-5.07%	9.95%	5.01%
Seeks a high level of current income.	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management	0.93%	3.50%	3.29%	3.64%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	0.28%	1.75%	1.78%
Seeks current income with capital appreciation and growth of income.	Brighthouse/Templeton International Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.94%	-5.01%	-1.77%	0.32%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.87%	34.42%	10.02%	9.01%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	1.01%	8.44%	7.08%	8.73%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.92%	9.69%	7.47%	—
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	33.18%	11.41%	12.74%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.05%	6.93%	18.91%	16.63%
Seeks to maximize total return.	JPMorgan Core Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.69%	-1.46%	3.52%	2.70%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.97%	9.64%	9.27%	—
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	14.26%	14.24%	11.33%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.81%	18.27%	16.29%	15.70%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC	0.64%	9.72%	8.82%	—
Seeks capital appreciation.	MFS ® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	11.71%	12.29%	8.45%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	1.09%	6.39%	8.60%	—
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.78%	5.42%	5.15%	2.91%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.72%	-1.39%	3.89%	3.32%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited	0.92%	11.42%	7.43%	—
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.76%	13.38%	10.04%	8.47%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	17.60%	11.73%	10.03%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	25.98%	11.74%	13.28%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.95%	14.98%	17.90%	16.28%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	31.80%	12.47%	11.98%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.69%	-1.97%	3.07%	2.29%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.96%	-0.99%	13.08%	9.70%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	-0.45%	0.76%	0.39%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.85%	3.69%	5.73%	5.03%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.85%	7.42%	7.84%	7.10%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.88%	10.90%	10.18%	9.20%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.92%	14.71%	12.62%	11.26%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.00%	26.59%	10.04%	10.72%
Seeks long-term capital appreciation.	Brighthouse/Dimensional International Small Company Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.02%	13.85%	9.57%	9.51%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.85%	24.11%	16.33%	14.46%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.75%	24.23%	16.44%	14.58%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.95%	14.38%	18.60%	15.20%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.78%	16.91%	27.14%	20.21%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class G# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.57%	-2.26%	3.00%	2.33%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.59%	24.01%	12.47%	13.59%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.68%	10.35%	9.06%	7.51%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.60%	14.19%	11.59%	12.85%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.51%	28.04%	17.89%	15.97%
Seeks capital appreciation.	MFS ® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	25.30%	12.22%	13.42%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.03%	18.12%	15.42%	13.92%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	19.95%	23.08%	18.97%
Seeks long-term capital appreciation with income as a secondary consideration.	VanEck Global Natural Resources Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation	0.99%	18.51%	2.64%	0.16%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.79%	2.61%	5.30%	4.96%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.69%	2.68%	5.39%	5.06%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.73%	-1.77%	2.22%	1.71%
#	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
*	This Investment Portfolio is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Contract.”
‡	This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

APPENDIX B
Investment Portfolios Available Under the Benefits Offered Under the Contract
If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following table. See “Investment Allocation Restrictions for Certain Riders” for more details. If your optional benefit is not included in the table below, your contract is not currently subject to any investment allocation restrictions.
Optional Benefit
GMIB Max I*
GMIB Plus III*
GMIB Plus II*
GMIB Plus I*
Lifetime Withdrawal Guarantee II* (LWG II)
Life Withdrawal Guarantee I (LWG I)
Guaranteed Minimum Accumulation Benefit Rider* (GMAB)
EDB Max I*
Enhanced Death Benefit II* (EDB II)
Enhanced Death Benefit I* (EDB I)
*You may not allocate Purchase Payments to the Standard Dollar Cost Averaging Program if you elect any of these optional benefits.
Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and EDB Max I
GMIB Max I Rider and/or EDB Max I Rider. If you elect the GMIB Max I rider and/or the EDB Max I rider, you may allocate your Purchase Payments and Account Value only among the following Investment Portfolios:
AB Global Dynamic Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio

Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II
GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II. If you elect the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II, you must allocate your investments according to either Option A or Option B below.
Option A. You must allocate 100% of your Purchase Payments or Account Value among the Fixed Account and/or the following Investment Portfolios:
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio[1]
American Funds® Moderate Allocation Portfolio

BlackRock Global Tactical Strategies Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio[1]
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio[1]
1 Only available for contracts issued based on applications and necessary information received in Good Order before the close of the New York Stock Exchange on May 1, 2009.
OR
Option B. You must allocate at least 30%of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account ; up to 70% of Purchase Payments or Account Value to Platform 2 portfolios; up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under Option B. You must allocate at least 15% of Purchase Payments and Account Value to Platform 1 portfolios and/or the Fixed Account ; up to 85% of Purchase Payments or Account Value to Platform 2 portfolios; (the percentages of Platforms 3 and 4 are the same as those listed above).
We will automatically rebalance your allocations quarterly. The investment options in each Platform are:
Platform 1	Platform 2
A minimum of 30% of Purchase Payments or Account Value	A maximum of 70% of Purchase Payments or Account Value
BlackRock Ultra-Short Term Bond Portfolio	AB Global Dynamic Allocation Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio	American Funds® Balanced Allocation Portfolio
JPMorgan Core Bond Portfolio	American Funds® Growth Allocation Portfolio
MetLife Aggregate Bond Index Portfolio	American Funds® Growth Portfolio
PIMCO Inflation Protected Bond Portfolio	American Funds® Moderate Allocation Portfolio
PIMCO Total Return Portfolio	Baillie Gifford International Stock Portfolio
Western Asset Management Government Income Portfolio	BlackRock Global Tactical Strategies Portfolio
Western Asset Management U.S. Government Portfolio	BlackRock High Yield Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio

Platform 1	Platform 2
A minimum of 30% of Purchase Payments or Account Value	A maximum of 70% of Purchase Payments or Account Value
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS ® Research International Portfolio
MFS ® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio

Platform 3	Platform 4
A maximum of 15% of Purchase Payments or Account Value	A maximum of 15% of Purchase Payments or Account Value
Allspring Mid Cap Value Portfolio	Brighthouse Small Cap Value Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio	Brighthouse/abrdn Emerging Markets Equity Portfolio
Frontier Mid Cap Growth Portfolio	Brighthouse/Dimensional International Small Company Portfolio
MetLife Mid Cap Stock Index Portfolio	Brighthouse/Eaton Vance Floating Rate Portfolio
T. Rowe Price Mid Cap Growth Portfolio	Brighthouse/Templeton International Bond Portfolio
Victory Sycamore Mid Cap Value Portfolio	CBRE Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio

Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus I and Lifetime Withdrawal Guarantee I Riders
GMIB Plus I and Lifetime Withdrawal Guarantee I. If you elect the GMIB Plus I or the Lifetime Withdrawal Guarantee I, you may allocate your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Aggregate Bond Index Portfolio

MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
Western Asset Management Government Income Portfolio
Investment Allocation and Other Purchase Payment Restrictions for the Guaranteed Minimum Accumulation Benefit.
GMAB Rider. If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios. No transfers are permitted while this rider is in effect. Effective April 28, 2014, the three Original Investment Portfolios merged into two Investment Portfolios as follows:
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio

The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (888) 243-1932, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF157.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000151850